Note 20 - Income Taxes (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 138,651	$ 106,671
Country of domicile [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	3,807	2,407
Cash and cash equivalents held by subsidiaries	2,557	58
Current tax liabilities	0
Country of domicile [member] | Non-capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	58,360	49,322
Country of domicile [member] | Capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0	0
MEXICO
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 70,393	$ 59,552